As filed with the Securities and Exchange Commission on December 3, 2010.

Registration Nos. 333-119797 and 811-21176

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 9
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 15
☒

ML of NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT D
(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE
COMPANY OF NEW YORK
(Name of Depositor)

440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 333-6524

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary Thornton Payne, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on ___________ pursuant to paragraph (b) of Rule 485

            (date)

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                   pursuant to paragraph (a)(1) of Rule 485

            (date)

 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

TRANSAMERICA ADVISORS LIFE INSURANCE
COMPANY OF NEW YORK
(formerly known as
ML Life Insurance Company of New York)
ML of New York Variable Annuity
Separate Account D
Supplement Dated December 3, 2010
to the
Prospectus For
MERRILL LYNCH INVESTOR CHOICE ANNUITY®
(IRA Series)
(Dated May 1, 2010)
This supplement describes changes to the variable annuity contract listed above (the “Contract”) issued by Transamerica Advisors Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
The following hereby replaces the “Disruptive Trading” section in the Prospectus:
Disruptive Trading
Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Asset Allocation Program Changes — Replacement of Roszel Investment Advisors
Effective on or about December 31, 2010, Transamerica Asset Management, Inc. will replace Roszel Investment Advisors, LLC as the investment advisor to the Asset Allocation Program offered in your variable annuity. The following hereby replaces corresponding paragraphs in the “Asset Allocation Program” section of the prospectus.

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Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.
General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:
•	Conservative (formerly, Capital Preservation) — seeks capital preservation

•	Moderately Conservative (formerly, Income) — seeks income

•	Moderate (formerly, Income & Growth) — seeks income and growth

•	Moderately Aggressive (formerly, Growth) — seeks growth

•	Aggressive (formerly, Aggressive Growth) — seeks aggressive growth

•	All Equity Plus — seeks aggressive growth
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the

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performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.
Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)
Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.
If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

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Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.
TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.
Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.
For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.

5

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required Financial Statements are included in Part B of this Registration Statements.
(b)	Exhibits
	(1)			Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account D. Note 1
	(2)			Not Applicable.
	(3)	(a)		Form of Underwriting Agreement Between ML Life Insurance Company of New York and Transamerica Capital, Inc. Note 2

		(a)	(1)	Underwriting Agreement between Transamerica Advisors Life Insurance Company of New York and Transamerica Capital, Inc. Note 24

		(b)		Non-Affiliated Broker-Dealer Wholesaling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital, Inc. Note 3
		(c)		Selling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3
		(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
	(4)	(a)		Form of Contract and Schedule Pages for the Flexible Premium Individual Deferred Variable Annuity. Note 5
		(b)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5
		(c)		Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
		(d)		Bonus Endorsement and Schedule Pages. Note 5
		(e)		Spousal Beneficiary Continuation Endorsement. Note 5
		(f)		Form of Individual Retirement Annuity Endorsement. Note 6
		(g)		Form of Roth Individual Retirement Annuity Endorsement. Note 6
		(h)		Form of Tax Sheltered Annuity Endorsement. Note 6
		(i)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 7
	(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 6
	(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity (IRA Series). Note 8
	(6)	(a)	(i)	Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company. Note 9
		(a)	(ii)	Certificate of Amendment of the Charter of ML Life Insurance Company of New York. Note 9

		(a)	(iii)	Certificate of Amendment of the Charter of Transamerica Advisors Life Insurance Company of New York. Note 24

		(b)		By-Laws of ML Life Insurance Company of New York. Note 9

		(b)	(1)	By-Laws of Transamerica Advisors Life Insurance Company of New York, Note 24

	(7)			Reinsurance Agreements
		(a)		GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. Note 22
		(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 22
		(b)		GMIB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendments No. 1 and 2. Note 22
		(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 22

(8)	(a)	Amended General Agency Agreement. Note 10
	(b)	Indemnity Agreement Between ML of New York and Merrill Lynch Life Agency Inc. Note 9
	(c)	Management Agreement Between ML of New York and Merrill Lynch Asset Management, Inc. Note 9
	(d)	Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company. Note 9
	(e)	Form of Participation Agreement between FAM Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(f)	Form of Participation Agreement between AIM Equity Funds, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(g)	Form of Participation Agreement between AIM Funds Group, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(h)	Form of Participation Agreement between Alliance Fund Distributors, Inc., Alliance Global Investor Services, Inc., and ML Life Insurance Company of New York. Note 11
	(i)	Form of Participation Agreement between American Century Investment Services, Inc. and ML Life Insurance Company of New York. Note 11
	(j)	Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(k)	Form of Participation Agreement between Davis NY Venture Fund, Inc. Davis Distributors, LLC, and ML Life Insurance Company of New York. Note 11
	(l)	Form of Participation Agreement between Delaware Group Equity Funds III, Delaware Distributors L.P., and ML Life Insurance Company of New York. Note 11
	(m)	Form of Participation Agreement between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 11
	(n)	Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributors LLC, and ML Life Insurance Company of New York. Note 11
	(o)	Form of Participation Agreement between Oppenheimer Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(p)	Form of Participation Agreement between Allianz Dresdner Asset Management of America L.P., PIMCO Funds Distributors LLC, and ML Life Insurance Company of New York. Note 11
	(q)	Form of Participation Agreement between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(r)	Form of Participation Agreement between Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Trust, Van Kampen Funds Inc., and ML Life Insurance Company of New York. Note 11

(s)	Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and ML Life Insurance Company of New York. Note 12
(t)	Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12
(u)	Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and ML Life Insurance Company of New York. Note 12
(v)	Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 12
(w)	Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and ML Life Insurance Company of New York. Note 12
(x)	Form of Participation Agreement between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12
(y)	Form of Participation Agreement between AIM Distributors, Inc. and ML Life Insurance Company of New York. Note 12
(z)	Form of Amendment to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 13
(aa)	Form of Participation Agreement by and among ML Life Insurance Company of New York, Columbia Funds Series Trust and Columbia Management Distributors, Inc. Note 13
(bb)
Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(cc)
Form of Amendment to Participation Agreement among ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(dd)	Form of Participation Agreement by and among ML Life Insurance Company of New York, and JPMorgan Distribution Services, Inc. Note 13
(ee)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and ML Life Insurance Company of New York. Note 14
(ff)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and ML Life Insurance Company of New York. Note 14
(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York. Note 14
(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and ML Life Insurance Company of New York. Note 15
(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 16
(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 15
(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and ML Life Insurance Company of New York. Note 15
(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and ML Life Insurance Company of New York. Note 17
(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and ML Life Insurance Company of New York. Note 17
(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and ML Life Insurance Company of New York. Note 15

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 15
(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and ML Life Insurance Company of New York. Note 14
(qq)	Form of Rule 22c-2 Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and ML Life Insurance Company of New York. Note 17
(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 17
(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 15
(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and ML Life Insurance Company of New York. Note 15
(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and ML Life Insurance Company of New York. Note 17
(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 14
(ww)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and ML Life Insurance Company of New York. Note 17

(xx)	Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and ML Life Insurance Company of New York. Note 17

(yy)	Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 17
(zz)	Form of Participation Agreement by and among Janus Distributors LLC and ML Life Insurance Company of New York. Note 18
(zz) (1)	Amendment No. 1 to Participation Agreement (Janus). Note 23
(aaa)	Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., Seligman Advisors, Inc., and ML Life Insurance Company of New York. Note 17
(bbb)	Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 17
(ccc)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 17
(ddd)	Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Value Fund) and ML Life Insurance Company of New York. Note 21
(eee)	Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Charter Fund et al.) and ML Life Insurance Company of New York. Note 21
(fff)	Shareholder Services Agreement by and among AllianceBernstein Investments, Inc. and ML Life Insurance Company of New York. Note 21
(ggg)	Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21
(hhh)	Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Equity Income Fund). Note 21
(iii)	Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Ultra Fund). Note 21
(jjj)	Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21
(kkk)	Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Funds Distributors, Inc. Note 21
(lll)	Shareholder Services Agreement by and among BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 21
(mmm)	Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 21
(nnn)	Shareholder Services Agreement by and among Davis Distributors, LLC and ML Life Insurance Company of New York. Note 21
(ooo)	Shareholder Service Agreement by and among Delaware Distributors, L.P. and ML Life Insurance Company of New York. Note 21
(ppp)	Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 21
(qqq)	Mutual Fund Sales Agreement by and among ML Life Insurance Company of New York and JPMorgan Distribution Services, Inc. Note 21
(rrr)	Shareholder Services Agreement by and among Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 21

	(sss)	Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 21
	(ttt)	Shareholder Services Agreement by and among Allianz Global Investors Distributors LLC (Allianz funds) and ML Life Insurance Company of New York. Note 21
	(uuu)	Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 21
	(vvv)	Shareholder Services Agreement by and among Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 21
	(www)	Services Agreement between PIMCO Variable Trust and ML Life Insurance Company of New York. Note 21
	(xxx)	Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and ML Life Insurance Company of New York. Note 21
	(yyy)	Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 21
	(yyy) (1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 23
	(zzz)	Keep Well Agreement between AEGON USA and ML Life Insurance Company of New York. Note 3
	(aaaa)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 19
	(bbbb)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 20
	(cccc)	Participation Agreement (TST). Note 22
	(cccc)(1)	Amendment No. 1 to Participation Agreement (TST). Note 23
(9)		Opinion and Consent of Counsel. Note 23
(10)	(a)	Consent of Counsel. Note 23
	(b)	Consent of independent registered public accounting firm. Note 23
(11)		Not Applicable.
(12)		Not Applicable.
(13)		Powers of Attorney. Note 23

Note 1.	Incorporated by reference to Registrant’s Registration Statement on Form N-4 Registration Statement (File No. 333-98283) dated August 16, 2002.
Note 2.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119611) April 25, 2008.
Note 3.	Incorporated by reference to Annual Report on Form 10-K of ML Life Insurance Company of New York (File No. 33-34562) dated March 27, 2008.
Note 4.	Incorporated by reference to Exhibit 10.2 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated January 4, 2008.
Note 5.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119611) dated March 8, 2005.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated March 8, 2005.
Note 7.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119611) dated December 9, 2005.
Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119797) dated December 9, 2005.
Note 9.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43654) dated December 9, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43654) dated April 28, 1994.
Note 11.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-98283) dated June 3, 2003.
Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-119797) dated April 21, 2006.
Note 14.	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-43654) dated April 17, 2007.
Note 15.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119611) dated April 24, 2007.
Note 16.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-90430) dated April 17, 2007.
Note 17.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119797) dated April 24, 2007.
Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.
Note 19.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated August 17, 2007.
Note 20.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No.33-34562) dated January 4, 2008.
Note 21.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119797) dated April 25, 2008.
Note 22.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119797) dated April 28, 2009.
Note 23.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statements (File No. 333-119797) dated April 23, 2010.
Note 24.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company of New York)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, President and Chairman of the Board

William Brown, Jr. Kensico Terrace LLC 14 Windward Avenue White Plains, NY 10605	Director

Name and Business Address	Principal Positions and Offices with Depositor

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Secretary and Group General Counsel

Robert F. Colby Diversified Investment Advisors 4 Manhattanville Rd, MD 3-41 Purchase, NY 10577	Director

Steven E. Frushtick Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110	Director

John T. Mallet 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Peter P. Post 3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504	Director

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Corporate Controller, Chief Financial Officer and Treasurer

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

C-9

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.
Item 27.  Number of Contracts

The number of Contracts in force as of September 30, 2010 was 297.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
     (a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

     (b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary
Jeff Carnal	(7)	Assistant Vice President
Julie Allomong	(7)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrison, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015

     (c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$343,325	0	0	0

(1)	Fiscal Year 2009

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, ML Life Insurance Company of New York at 4 Manhattanville Road, Purchase, NY 10577 or 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (ref. No. ID-6-88, avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1st day of December, 2010.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

ML LIFE INSURANCE COMPANY OF NEW YORK
Depositor

*
Lon J. Olejniczak
President, Chairman of the Board and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Lon J. Olejniczak	President, Chairman of the Board and Director	, 2010
* William Brown, Jr.	Director	, 2010
* John T. Mallett	Director and Vice President	, 2010
* Steven E. Frushtick	Director	, 2010
* Peter P. Post	Director	, 2010
* Eric J. Martin	Vice President, Corporate Controller, Chief Financial Officer and Treasurer	, 2010
* Frank A. Camp	Director, Group General Counsel and Secretary	, 2010
/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	December 1 , 2010

*	By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

3(a)(1)	Amended Principal Underwriting Agreement

6(a)(iii)	Certificate of Amendment of the Charter

6(b)(1)	By-Laws of Transamerica Advisors Life Insurance Company of New York

*	Page numbers included only in manually executed original.